Retrospective restatement of the 2016 and 2017 financial statements (Schedule of Statements of Cash Flows) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Net income of the year	$ 3,446,930	$ 1,894,631	$ 4,364,740
Adjustments:
Interest income from investing activities	(312,821)	(252,290)	(140,033)
Income tax	752,462	1,122,809	936,394
(increase) Related parties receivable	17,465	(41,311)	(172,322)
Net cash flows provided by operating activities	3,223,884	3,184,355	5,705,754
Investing activities:
loans granted to related parties	(477,064)	(412,443)	(2,277,256)
Net cash flows (used) provided by investing activities	(820,153)	(3,118,362)	(5,442,895)
Financing activities:
Loans granted to related parties	(984,623)	(41,027)	(40,170)
Net cash flows (used)/provided by financing activities	$ (2,641,430)	(374,294)	898,085
Previously presented [Member]
Statement Line Items [Line Items]
Net income of the year		1,721,527	4,343,211
Adjustments:
Interest income from investing activities		(54,238)	(108,151)
Income tax		1,097,860	926,041
(increase) Related parties receivable		(453,754)	(55,863)
Net cash flows provided by operating activities		2,771,912	5,822,213
Investing activities:
Net cash flows (used) provided by investing activities		2,705,919	(3,165,639)
Financing activities:
Loans granted to related parties			2,393,715
Net cash flows (used)/provided by financing activities			(1,495,630)
Modified [Member]
Statement Line Items [Line Items]
Net income of the year		1,894,631	4,364,740
Adjustments:
Interest income from investing activities		(252,291)	(140,033)
Income tax		1,122,809	936,394
(increase) Related parties receivable		(41,311)	(172,322)
Net cash flows provided by operating activities		3,184,355	5,705,754
Investing activities:
loans granted to related parties		(412,443)	(2,277,256)
Net cash flows (used) provided by investing activities		$ 3,118,362	(5,442,895)
Financing activities:
Net cash flows (used)/provided by financing activities			$ 898,085